SCHEDULE OF EMPLOYEE STOCK OPTIONS OUTSTANDING (Details) (Parenthetical)	Dec. 31, 2023 shares
Six Current And Three Former Directors [Member]
Option issued	23,343
Officer [Member]
Option issued	56,668
Employees [Member]
Option issued	33,750